Operating leases (Details) - Schedule of balance sheet information related to operating leases - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of balance sheet information related to operating leases [Abstract]
Operating lease right-of-use assets	$ 2,132,247	$ 898,335
Operating lease right-of-use assets – related parties	1,136,775	17,701
Total operating lease right-of-use assets	3,269,022	916,036
Operating lease liabilities, current	851,936	659,807
Operating lease liabilities – related parties, current	595,424	17,701
Operating lease liabilities, non-current	1,712,303	118,827
Operating lease liabilities – related party, non-current	288,563
Total operating lease liabilities	$ 3,448,226	$ 796,335
Weighted average remaining lease term of operating leases	3 years 1 month 2 days	1 year 6 months 3 days
Weighted average discount rate of operating leases	6.525%	6.525%